Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000225895 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.34%
C000225895 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.82%
C000225895 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
C000225895 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
C000225895 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000225895 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
C000225895 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000225895 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225895 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000225895 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000225896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
C000225896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000225896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000225896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000225896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000225896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000225896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000225896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000225896 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000225896 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000225896 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000225897 [Member] | Zero To 1 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000225897 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.13%
C000225897 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000225897 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.42%
C000225897 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.83%
C000225897 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000225898 [Member] | Zero To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.54%
C000225898 [Member] | Six To 12 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.37%
C000225898 [Member] | Twelve To 22 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.49%
C000225898 [Member] | Twenty Two Plus Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%